GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 31,881,414				$ 31,881,414
Net operating losses	817,207	$ 1,862,362	$ 1,205,342	$ 3,027,807	3,884,911	$ 7,703,815	$ 8,171,232	$ 9,943,702
Cash from operations	(1,318,978)				685,385	(5,077,958)	(6,795,445)	(3,379,319)
Accumulated deficit	67,817,915				67,817,915		63,933,006	55,761,775
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	817,207			$ 3,027,807	3,884,911	7,703,815	8,171,232	9,943,702
Net Cash Provided by (Used in) Operating Activities	$ 1,318,978				$ (685,385)	$ 5,077,958	$ 6,795,445	$ 3,379,319